Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
Marketable Securities
Note 4 - Marketable Securities

The Company's investment in marketable securities as of December 31, 2011 and 2012 are classified as "held-to-maturity" and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Aggregate	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At December 31, 2011
Held to maturity:
Corporate debt securities and
government debt securities
Current	9,108	5	(100)	9,013
Non-Current	23,911	-	(452)	23,459

	33,019	5	(552)	32,472

At December 31, 2012
Held to maturity:
Corporate debt securities and
government debt securities
Current	12,702	23	(56)	12,669
Non-Current	28,775	193	(126)	28,842

	41,477	216	(182)	41,511

*         Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of $325K and $425K as of December 31, 2011 and 2012 respectively.

The amortized cost, gross unrealized losses and fair value of the debt securities by major interest type were as follows:

	December 31, 2011
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	25,225	(415)	24,810
2.038% - 2.874%	7,794	(132)	7,662
	33,019	(547)	32,472

	December 31, 2012
		Net unrealized
	Amortized cost	holding gains/(losses)	Fair value
	US$ thousands
Up to 2%	33,145	(84)	33,061
2.038% - 2.951%	8,332	118	8,450
	41,477	34	41,511

Activity in Marketable securities in 2012

US$ thousands
Balance at January 1, 2012	33,019

Purchases of marketable securities	17,992
Discount of marketable securities	(579)
Proceeds from maturity of marketable securities	(8,955)
Balance at December 31, 2012	41,477

The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012:

	Less than 12 months		12 months or more		Total
Held to maturity	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value

Corporate debt securities
and government debt
securities	(106)	6,803	(76)	10,701	(182)	17,504

The unrealized losses on the investments were caused by interest rate increases. The Company has the ability and intent to hold these investments until maturity and it is more likely than not that the Company will not be required to sell any of the securities before recovery; therefore these investments are not considered other than temporarily impaired.